SUPPLEMENT DATED JUNE 17, 2003 TO SUPPLEMENT DATED MAY 29, 2003
                                TO THE PROSPECTUS
                                      And
                        STATEMENT OF ADDITIONAL INFORMATION
                                      of
                              THE INTEGRITY FUNDS
                              dated May 23, 2003

I. ON PAGE 13 OF THE PROSPECTUS AND PAGE 16 OF THE STATEMENT OF ADDITIONAL INFORMATION UNDER THE SECTION(S) ENTITLED "DISTRIBUTOR", PLEASE NOTE THE
     FOLLOWING:

        As stated in the prospectus and SAI dated May 23, 2003 and supplement dated May 29, 2003, Ranson Capital Corporation, a wholly-owned subsidiary of Integrity Mutual Funds, Inc., will continue to act as the distributor for the Funds beginning June 17, 2003. ND Capital, Inc., a wholly-owned subsidiary of Integrity, will not act as the distributor for the Funds as of June 17th, 2003 as described in a supplement to the prospectus and SAI dated June 16, 2003.